Note 9 - Investment and Other Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of finance income (cost) [text block]
	Year Ended December 31,
	2019	2018
Gain (loss) from investment in marketable securities (Note 14(a))	$528	$(4,704)
Gain from investment in silver futures derivatives (Note 14(b))	1,237	269
Interest income and other	6,344	3,691
	$8,109	$(744)